Shareholders' Deficit - Preferred Stock Shares (Details) - $ / shares	Mar. 31, 2022	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Motive Capital Corp [Member]
Preferred stock, shares authorized			5,000,000	5,000,000	5,000,000
Preferred stock, par value, (per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0